Capital Stock (Details Narrative) (10-K)																														3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2016 shares	May 18, 2016 USD ($) $ / shares	May 18, 2016 CAD	May 15, 2016 shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 CAD shares	Feb. 25, 2016 USD ($) $ / shares shares	Feb. 25, 2016 CAD shares	Jan. 04, 2016 USD ($) $ / shares shares	Jan. 04, 2016 CAD shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CAD shares	Dec. 22, 2015 USD ($) $ / shares shares	Dec. 22, 2015 CAD shares	Dec. 18, 2015 USD ($) $ / shares shares	Dec. 18, 2015 CAD shares	Nov. 05, 2015 USD ($) $ / shares shares	Nov. 05, 2015 CAD shares	Sep. 10, 2015 USD ($) shares	Sep. 10, 2015 CAD shares	Jun. 25, 2015 USD ($) $ / shares shares	Jun. 25, 2015 CAD shares	Nov. 24, 2014 CAD shares	Nov. 22, 2014 USD ($) $ / shares shares	Nov. 22, 2014 CAD shares	Oct. 22, 2014 $ / shares	Oct. 22, 2014 $ / shares shares	Sep. 03, 2014 shares	Jun. 06, 2014 CAD CAD / shares shares	Sep. 30, 2016 CAD CAD / shares shares	Sep. 30, 2015 CAD	Sep. 30, 2016 CAD CAD / shares shares	Sep. 30, 2015 CAD	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD CAD / shares shares	Mar. 31, 2014 CAD CAD / shares	May 18, 2016 CAD / shares	Mar. 31, 2016 CAD CAD / shares shares	Feb. 25, 2016 CAD / shares	Jan. 04, 2016 CAD / shares	Dec. 31, 2015 CAD / shares	Dec. 22, 2015 CAD / shares	Dec. 18, 2015 CAD / shares	Nov. 05, 2015 CAD / shares	Jun. 25, 2015 CAD / shares	Nov. 24, 2014 $ / shares	Nov. 24, 2014 CAD / shares	Nov. 22, 2014 CAD / shares	Oct. 22, 2014 CAD / shares
Common stock, authorized																																Unlimited		Unlimited	Unlimited
Common stock, no par value | CAD / shares																														CAD 0		CAD 0			CAD 0			CAD 0
Gross proceeds | CAD																													CAD 647,860							CAD 328,180
Per unit price | CAD / shares																																						2.38			CAD 2.38
Warrant exercisable price per share | CAD / shares																																						CAD 0.052											CAD 1.94
Number of units in settlement of debt																											6,700
Gross proceeds | CAD																																CAD 2,318	CAD 596	CAD 12,614	CAD 1,113
Number of common shares issued for services	15,264			13,874															50,000	50,000
Issued for services, value | CAD																				CAD 67,195
Issued shares of compensatory, value | CAD																																CAD 277,554
Number of shares paid to EPA equal to restricted common shares																											11,256
Compensation expense | CAD																																			240,000
Market adjustments | CAD																																		171,655	CAD 149,280
Number of options outstanding																														930,000		930,000			505,000			930,000
Weighted average exercise price | CAD / shares																														CAD 2.05		CAD 2.05			CAD 1.18			CAD 2.05
Percentage of equivalent issued and outstanding common shares																																						15.00%
Additional Paid in Capital for options issued to directors | CAD																																		701,849	CAD 324,916
Professional fees | CAD																														CAD 330,496	CAD 57,912	CAD 485,254	70,901	859,993	582,564
Equity Purchase Agreement [Member]
Number of shares paid to EPA equal to restricted common shares																			50,000	50,000
Restricted common shares, value | CAD																				CAD 67,195
Percentage of common shares outstanding																			4.99%	4.99%
Percentage of prceding draw down notice without prior written consent of holder																			100.00%	100.00%
Team Loan [Member]
Per unit price | CAD / shares																																									2.38
Number of shares paid to EPA equal to restricted common shares											54,975	54,975
Advance [Member]
Per unit price | CAD / shares																																									2.38
Number of shares paid to EPA equal to restricted common shares											117,526	117,526
Consultant [Member]
Number of common shares issued for services											10,000	10,000
Issued for services, value | CAD												CAD 23,805
Another Consultant [Member]
Number of common shares issued for services											93,000	93,000
Issued for services, value | CAD												CAD 221,385
Three Officers [Member]
Per unit price | CAD / shares																																									2.38
Number of shares issued to compensatory to officers											45,000	45,000
Issued shares of compensatory, value | CAD												CAD 107,123
USD [Member]
Per unit price | $ / shares					$ 1.72						$ 1.72
Warrant exercisable price per share | $ / shares					$ 0.04																					$ 1.50	$ 1.50
Number of shares paid to EPA equal to restricted common shares																											10,050
USD [Member] | Equity Purchase Agreement [Member]
Committed to purchase upto company's common shares | $																			$ 750,000
Draw down notice held by holder value | $																			$ 62,500
USD [Member] | Team Loan [Member]
Per unit price | $ / shares											1.72
USD [Member] | Advance [Member]
Per unit price | $ / shares											$ 1.72
USD [Member] | Consultant [Member]
Issued for services, value | $											$ 17,200
USD [Member] | Another Consultant [Member]
Issued for services, value | $											$ 159,960
USD [Member] | Three Officers [Member]
Per unit price | $ / shares											$ 1.72
Consulting Firm [Member]
Number of common shares issued for services					15,264	15,264					13,874	13,874
Issued for services, value | CAD						CAD 29,185						CAD 31,140
Consulting Firm [Member] | USD [Member]
Issued for services, value | $					$ 22,500						$ 22,500
Private Placement [Member]
Gross proceeds | CAD																													CAD 622,860
Number of units issued private placement																													556,118
Per unit price | CAD / shares																													CAD 1.12
Private Placement [Member]
Gross proceeds | CAD																													CAD 25,000
Number of units issued private placement																													44,642
Per unit price | CAD / shares																													CAD 0.56
Private Placement [Member]
Gross proceeds | CAD												CAD 48,441											CAD 30,000											CAD 63,840
Number of units issued private placement											31,532	31,532											17,700											57,000
Per unit price | CAD / shares																																									1.54						CAD 1.695
Warrant exercisable price per share | CAD / shares																																															CAD 2.59
Private Placement [Member] | USD [Member]
Gross proceeds | $											$ 35,000
Per unit price | $ / shares											$ 1.11																																			$ 1.50
Warrant exercisable price per share | $ / shares																																														$ 2.00
Private Placement [Member] | First Twelve Months [Member]
Warrant exercisable price per share | CAD / shares																																						CAD 1.68
Private Placement [Member] | Second Twelve Months [Member]
Warrant exercisable price per share | CAD / shares																																						CAD 2.24
Further Private Placement [Member]
Gross proceeds | CAD																							CAD 30,000
Warrants [Member]
Warrant exercisable price per share | CAD / shares																																					CAD 0.052		CAD 0.056	CAD 0.056	CAD 0.055	CAD 0.056	CAD 0.054	CAD 0.052	CAD .048			CAD 0.046	1.97
Number of common shares purchase warrants							25,000	25,000	31,000	31,000	48,400	48,400	31,000	31,000	51,600	51,600	31,000	31,000			12,500	12,500		25,000	25,000
Gross proceeds | CAD			CAD 2,318					CAD 1,378		CAD 1,732		CAD 2,683		CAD 1,735		CAD 2,834		CAD 1,632				CAD 620			CAD 1,113									CAD 222,803	786,403
Fair value of warrants exercisable | CAD																																			CAD 25,000			CAD 255,500
Dividend yield																										0.00%								0.00%	0.00%
Expected volatility																										123.00%								150.00%	118.00%
Risk-free interest rate																										0.99%								0.54%	52.00%
Expected term																										2 years								11 months 27 days	2 years
Fair value of reflected as liability | CAD																																			CAD 364,878			27,479
Number of options vest as to one-third																												300,000
Additional Paid in Capital for options issued to directors | CAD
Warrants [Member] | USD [Member]
Warrant exercisable price per share | (per share)		$ 0.04					$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04				$ 0.04			$ 0.04																									CAD 1.50
Gross proceeds | $		$ 1,780					$ 1,000		$ 1,240		$ 1,936		$ 1,240		$ 2,064		$ 1,240				$ 500			$ 1,000
Fair value of warrants exercisable | CAD																														CAD 337,200		337,200			CAD 612,200			CAD 381,700
Dividend yield																																		0.00%
Expected volatility																																		150.00%
Risk-free interest rate																																		0.52%
Expected term																																		11 months 27 days
Options [Member]
Number of common shares issued for services																																		29,138
Issued shares of compensatory, value | CAD																																CAD 930,000		CAD 930,000
Number of options outstanding																														1,513,703		1,513,703						1,455,158
Weighted average exercise price | CAD / shares																														CAD 2.05		CAD 2.05			CAD 1.73			CAD 2.05
Number of common shares issued and outstanding																																		1,455,158	1,388,461
Additional Paid in Capital for options issued to directors | CAD																																		CAD 701,849	CAD 324,916
Professional fees | CAD																																CAD 315,543		CAD 372,709
Number of common shares as professional fees																																		153,000
Options [Member] | Officers Employees and Consultants [Member]
Number of shares issued to compensatory to officers																																			505,000
Dividend yield																																			0.00%
Expected volatility																																			144.00%
Risk-free interest rate																																			1.39%
Expected term																																			5 years
Weighted average exercise price | CAD / shares																																			CAD 1.18
Number of options vest as to one-third																																			25,000
Options [Member] | Officers and Consultants [Member]
Per unit price | CAD / shares																																						2.21
Issued shares of compensatory, value | CAD																																		CAD 425,000
Dividend yield																																		0.00%
Expected volatility																																		157.00%
Risk-free interest rate																																		0.66%
Expected term																																		5 years
Options [Member] | First Anniversary [Member] | Officers Employees and Consultants [Member]
Weighted average exercise price | CAD / shares																																			CAD 1.73
Number of options vest as to one-third																																			420,000
Options [Member] | First Anniversary [Member] | Officers and Consultants [Member]
Weighted average exercise price | CAD / shares																																						CAD 2.43
Number of options vest as to one-third																																		340,000
Options [Member] | Second Anniversary [Member] | Officers Employees and Consultants [Member]
Number of options vest as to one-third																																			60,000
Options [Member] | Second Anniversary [Member] | Officers and Consultants [Member]
Number of options vest as to one-third																																		85,000